CONTRACT ASSETS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS
Deferred costs			$ 311,911	$ 0
Estimated earnings	$ 0	$ 0	0	0
Deferred costs	404,849	311,911
Deferred costs and estimated earnings			311,911	0
Add: billings to date			92,938	0
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	1,054,354	404,849	$ 404,849	$ 0
Deferred costs and estimated earnings	404,849	311,911
Add: billings to date	$ 649,505	$ 92,938